Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	€ 2,731,782		€ 1,949,834
Accounts receivable, net	880,627		1,123,534
Finance receivables, net	78,853		12,648
Current tax assets	32,105		12,678
Inventories, net	1,624,627		1,497,180
Deferred tax assets	120,720		134,429
Other assets	238,095		214,162
Total current assets	5,706,809		4,944,465
Finance receivables, net	0		28,905
Deferred tax assets	38,735		71,008
Other assets	307,251		235,712
Goodwill	146,044		141,286
Other intangible assets, net	8,366		13,651
Property, plant and equipment, net	1,053,610		745,331
Total non-current assets	1,554,006		1,235,893
Total assets	7,260,815		6,180,358
Liabilities and shareholders' equity
Accounts payable	444,269		555,397
Accrued and other liabilities	1,768,647		1,518,749
Current tax liabilities	14,999		61,197
Current portion of long-term debt	2,587	[1]	1,429	[1]
Provisions	2,326		2,250
Deferred and other tax liabilities	214		18,223
Total current liabilities	2,233,042		2,157,245
Long-term debt	733,781	[1]	708,631	[1]
Deferred and other tax liabilities	176,727		155,693
Provisions	10,012		11,811
Accrued and other liabilities	663,099	[2]	373,070	[2]
Total non-current liabilities	1,583,619		1,249,205
Total liabilities	3,816,661		3,406,450
Commitments and contingencies
Cumulative Preference Shares; EUR 0.09 nominal value; 700,000,000 shares authorized at December 31, 2011; Cumulative Preference Shares; EUR 0.02 nominal value; 3,150,005,000 shares authorized at December 31, 2010; none issued and outstanding at December 31, 2011 and 2010
Ordinary Shares; EUR 0.09 nominal value; 700,000,000 shares authorized; 413,669,257 issued and outstanding at December 31, 2011; 436,592,972 issued and outstanding at December 31, 2010	38,354		39,293
Share premium	473,043		471,253
Treasury shares at cost	(416,417)		(151,672)
Retained earnings	3,270,703		2,366,443
Accumulated other comprehensive income	78,471		48,591
Total shareholders' equity	3,444,154		2,773,908
Total liabilities and shareholders' equity	€ 7,260,815		€ 6,180,358

[1]	As of January 1, 2011 the current portion of long-term debt is presented as part of the current liabilities.The comparitive figures have been adjusted to reflect this change (EUR 1.4 million).
[2]	The main part of the long-term portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of high-volume EUV systems.